Operating Expenses and other Revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Compensation Expenses	R$ (243,867)	R$ (217,036)	R$ (232,593)
Benefits	(140,145)	(119,451)	(103,750)
Other personal expenses	(4,482)
Social security costs	(136,180)	(112,378)	(102,406)
Total Personnel Expenses	R$ (524,674)	R$ (448,865)	R$ (438,749)